MORGAN KEEGAN SELECT FUND, INC.
                   Regions Morgan Keegan Select Financial Fund

                       Supplement Dated February 11, 2004
                                       to
                        Prospectus dated November 1, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS FOR MORGAN KEEGAN SELECT FUND, INC. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

At a meeting held on January 22, 2004, the Board of Directors of Morgan Keegan Select Fund, Inc. approved the termination of T.S.J. Advisory Group, Inc. ("T.S.J. Advisory") as sub-adviser to the Regions Morgan Keegan Select Financial Fund (the "Fund"), effective January 23, 2004. As a result of the termination, Morgan Asset Management, Inc., the Fund's investment adviser, has assumed day-to-day management of the Fund.

All references to T.S.J. Advisory in the Prospectus should be deleted.

The information below replaces the information regarding the Financial Fund's portfolio manager located on page 28 of the Prospectus under the heading "FUNDS' PORTFOLIO MANAGER--FINANCIAL FUND."

Craig S. Harris, CFA, serves as portfolio manager of the Financial Fund. He also serves as senior fund manager of the Regions Morgan Keegan Select Value Fund, a series of Regions Morgan Keegan Select Funds. Since 2002, Mr. Harris has been Chairman of the Strategy Group of the Adviser, and since 2000, he has been with Regions Bank. Prior to joining Regions Bank, Mr. Harris was a vice president and portfolio manager at First Tennessee National Corporation. Mr. Harris has thirteen years of trust and investment management experience. He received his B.S. in Business Administration and Finance from Belhaven College in 1989 and is also a 1996 graduate of the Southern Trust School.













               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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                         MORGAN KEEGAN SELECT FUND, INC.
                   Regions Morgan Keegan Select Financial Fund

                       Supplement Dated February 11, 2004
                                       to
           Statement of Additional Information dated November 1, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION FOR MORGAN KEEGAN SELECT FUND, INC. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

At a meeting held on January 22, 2004, the Board of Directors of Morgan Keegan Select Fund, Inc. approved the termination of T.S.J. Advisory Group, Inc. ("T.S.J. Advisory") as sub-adviser to the Regions Morgan Keegan Select Financial Fund (the "Fund"), effective January 23, 2004. As a result of the termination, Morgan Asset Management, Inc., the Fund's investment adviser, has assumed day-to-day management of the Fund.

All references to T.S.J. Advisory in the Statement of Additional Information should be deleted.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE